Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of unrecognized income tax benefits
Unrecognized tax benefits balance at beginning of year	$ 49	$ 49	$ 46
Additions for tax positions of current year	8	8	8
Additions for tax positions of prior years	3	0	2
Reductions for tax positions of prior years	(1)	(7)	(1)
Reductions for settlements of tax positions	0	(1)	0
Reductions for lapses in statutes of limitations	(5)	0	(6)
Unrecognized tax benefits balance at end of year	$ 54	$ 49	$ 49